N-2 - USD ($)			1 Months Ended	3 Months Ended
		Feb. 03, 2025	Jan. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001372807
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-283443
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Entity Registrant Name		PORTMAN RIDGE FINANCE CORPORATION
Entity Address, Address Line One		650 Madison Avenue
Entity Address, Address Line Two		3rd Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10022
City Area Code		212
Local Phone Number		891-2880
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses
Sales load (as a percentage of offering price)	—	% (1)
Offering expenses (as a percentage of offering price)	—	% (2)
Dividend reinvestment plan expenses	$15.00	% (3)
Total Stockholder Transaction Expenses (as a percentage of offering price)	—%

(1)
In the event that the securities are sold to or through underwriters or agents, a corresponding prospectus or prospectus supplement will disclose the applicable
sales load and other offering expenses to be borne by us and our stockholders.

(2)
The prospectus supplement corresponding to each offering will disclose the applicable estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price.

(3)
If a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a transaction fee of $15.00 plus a $0.10 per share brokerage commission from the proceeds. The expenses of the dividend reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in the plan.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 15
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]

Annual Expenses (as percentage of net assets attributable to common stock):
Base management fee payable under the Investment Advisory Agreement	3.32	% (4)
Incentive fee payable under the Investment Advisory Agreement (17.50% of net investment income and realized capital gains)	2.54	% (5)
Interest payments on borrowed funds	10.71	% (6)
Other expenses	2.95	% (7)
Acquired fund fees and expenses	6.63	% (8)
Total annual expenses	26.15%
(4)
Our base management fee, payable quarterly in arrears, is calculated at an annual rate of 1.50% of the Company’s gross assets, excluding cash and cash equivalents, but including assets purchased with borrowed amounts; provided, however, that the base management fee will be 1.00% of the Company’s average gross assets, excluding cash and cash equivalents, but including assets purchased with borrowed amounts, that exceed the product of (i) 200% and (ii) the value of the Company’s net asset value at the end of the most recently completed calendar quarter. The management fee reflected in the table is calculated by determining the ratio that the management fee bears to the Company’s net assets attributable to common stock (rather than its gross assets). The base management fees referenced in the table above are based on annualized amounts of the management fees incurred during the nine months ended September 30, 2024.

(5)
Our incentive fee consists of two parts: (1) a portion based on our pre-incentive fee net investment income, or the Income-Based Fee, and (2) a portion based on the capital gains received on our portfolio of securities on a cumulative basis for each calendar year, net of all realized capital losses and all unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gains fee, or the Capital Gains Fee. The Income-Based Fee is 17.50% of pre-incentive fee net investment income with a 7.00% hurdle rate. The Capital Gains Fee is 17.50% of capital gains computed net of all realized capital losses and gross unrealized capital depreciation.

(6)
“Interest payments on borrowed funds” represent the Company’s annualized interest and financing costs as reflected in the consolidated statement of operations for the nine months ended September 30, 2024 with respect to our revolving credit facility, 18-2 secured notes as well as the Company’s outstanding unsecured notes. The costs associated with any outstanding indebtedness are indirectly borne by our common stockholders. The amount of leverage we employ at any particular time will depend on, among other things, the Board’s and our Adviser’s assessment of the market and other factors at the time at any proposed borrowing. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.

(7)
“Other expenses” represent the annualized amounts as reflected in the consolidated statement of operations for the nine months ended September 30, 2024, including payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by our Administrator.

(8)
“Acquired fund fees and expenses” are the indirect costs of investing in the Company’s joint ventures. The operating expenses in this fee table will not correlate to the expense ratio in the Company’s Financial Highlights because the financial statements include only the direct operating expenses incurred by the Company. Therefore, amounts may not agree with the Financial Highlights due to the inclusions in this table of Acquired Fund Fees and Expenses and certain other adjustments.

Management Fees [Percent]	[4]	3.32%
Interest Expenses on Borrowings [Percent]	[5]	10.71%
Incentive Fees [Percent]	[6]	2.54%
Acquired Fund Fees and Expenses [Percent]	[7]	6.63%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[8]	2.95%
Total Annual Expenses [Percent]		26.15%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (1)	$236	$585	$816	$1,107
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return entirely from realized gains	$245	$601	$831	$1,113

(1)	Assumes we will not realize any capital gains computed net of all realized capital losses and gross unrealized capital depreciation in any of the periods indicated.

Purpose of Fee Table , Note [Text Block]		The information in the following table is being provided to assist you in understanding the costs and expenses that an investor in our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “you,” “us” or “the Company,” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in us.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		The prospectus supplement corresponding to each offering will disclose the applicable estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price
Other Expenses, Note [Text Block]		“Other expenses” represent the annualized amounts as reflected in the consolidated statement of operations for the nine months ended September 30, 2024, including payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by our Administrator.
Management Fee not based on Net Assets, Note [Text Block]		Our base management fee, payable quarterly in arrears, is calculated at an annual rate of 1.50% of the Company’s gross assets, excluding cash and cash equivalents, but including assets purchased with borrowed amounts; provided, however, that the base management fee will be 1.00% of the Company’s average gross assets, excluding cash and cash equivalents, but including assets purchased with borrowed amounts, that exceed the product of (i) 200% and (ii) the value of the Company’s net asset value at the end of the most recently completed calendar quarter. The management fee reflected in the table is calculated by determining the ratio that the management fee bears to the Company’s net assets attributable to common stock (rather than its gross assets). The base management fees referenced in the table above are based on annualized amounts of the management fees incurred during the nine months ended September 30, 2024.
Acquired Fund Fees and Expenses, Note [Text Block]		“Acquired fund fees and expenses” are the indirect costs of investing in the Company’s joint ventures. The operating expenses in this fee table will not correlate to the expense ratio in the Company’s Financial Highlights because the financial statements include only the direct operating expenses incurred by the Company. Therefore, amounts may not agree with the Financial Highlights due to the inclusions in this table of Acquired Fund Fees and Expenses and certain other adjustments.
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about our senior securities as of the end of each of our last ten fiscal years can be found under “
Notes to Consolidated Financial Statements — Note
 6. Borrowings — Senior Securities
” in our most recent Annual Report on
Form 10-K,
which is incorporated by reference herein. Information about our senior securities as of September 30, 2024 can be found under “
Notes to Consolidated Financial Statements — Note
 6. Borrowings — Senior Securities
” in our most recent Quarterly Report on
Form 10-Q,
which is incorporated by reference herein.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		our investment objective is to generate current income and, to a lesser extent, capital appreciation from the investments in senior secured term loans, mezzanine debt and selected equity investments in privately-held middle market companies. We define the middle market as comprising companies with EBITDA (earnings before interest, taxes, depreciation and amortization) of $10 million to $50 million and/or total debt of $25 million to $150 million. We primarily invest in first and second lien term loans which, because of their priority in a company’s capital structure, we expect will have lower default rates and higher rates of recovery of principal if there is a default and which we expect will create a stable stream of interest income. The first lien term loans may include traditional first lien senior secured loans or unitranche loans. Unitranche loans combine characteristics of traditional first lien senior secured loans as well as second lien and/or mezzanine debt, or junior debt. Unitranche loans will expose us to the risks associated with first lien loans and junior debt. While there is no specific collateral associated with senior unsecured debt, such positions are senior in payment priority over subordinated debt investments. The investments in our Debt Securities Portfolio are all or predominantly below investment grade, and have speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal.
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves a high degree of risk. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “
Risk Factors
” in the applicable prospectus supplement and any related free writing prospectus, and discussed in the section titled “
Risk Factors
” in our most recent Annual Report on
Form 10-K,
our subsequently filed Quarterly Reports on
Form 10-Q,
and any subsequent filings we have made or will make with the SEC that are incorporated by reference into this prospectus, together with other information in this prospectus, the documents incorporated by reference herein, and any applicable prospectus supplement or free writing prospectus, including documents incorporated therein, that we may authorize for use in connection with this offering. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, may also become important factors that adversely affect our business, financial condition and/or operating results. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. This could cause our NAV and the trading price of our securities to decline, resulting in a loss of all or part of your investment. Please also read carefully the section titled “
Cautionary Statement Regarding Forward-Looking Statements
.”

Share Price [Table Text Block]
Our common stock is traded on the NASDAQ under the symbol “PTMN.” The following table sets forth, for each fiscal quarter during the last two fiscal years and the current fiscal year to date, the NAV per share of our common stock, the high and low closing sales prices for our common stock and such sales prices as a percentage of NAV per share.

Period	NAV(1)	Closing Sale Prices(2)		Premium / (Discount) of High Sale Price to NAV(3)		Premium / (Discount) of Low Sale Price to NAV(3)
		High	Low
First quarter of 2025 (as of January 30, 2025)	*	$17.15	$16.37	*		*
Fourth quarter of 2024	$19.41	$18.70	$16.28	(3.66	) %	(16.13	) %
Third quarter of 2024	$20.36	$19.86	$18.15	(2.46)%		(10.85)%
Second quarter of 2024	$21.21	$20.49	$18.97	(3.39)%		(10.56)%
First quarter of 2024	$22.57	$19.50	$18.20	(13.60)%		(19.36)%
Fourth quarter of 2023	$22.76	$19.30	$16.55	(15.20)%		(27.28)%
Third quarter of 2023	$22.65	$20.81	$18.88	(8.12)%		(16.64)%
Second quarter of 2023	$22.54	$21.10	$18.86	(6.39)%		(16.33)%
First quarter of 2023	$23.56	$23.39	$20.28	(0.70)%		(13.91)%
Fourth quarter of 2022	$24.23	$23.00	$19.61	(5.08)%		(19.07)%
Third quarter of 2022	$26.18	$24.38	$20.00	(6.88)%		(23.61)%
Second quarter of 2022	$27.26	$24.08	$21.86	(11.66)%		(19.80)%
First quarter of 2022	$28.76	$25.15	$23.29	(12.55)%		(19.02)%

(1)
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)	Closing sales price as provided by the NASDAQ.
(3)	Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
*	Not determinable at the time of filing.

Lowest Price or Bid	[9]		$ 16.37
Highest Price or Bid	[9]		$ 17.15
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		650 Madison Avenue
Entity Address, Address Line Two		3rd Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10022
Contact Personnel Name		Edward Goldthorpe
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as percentage of net assets attributable to common stock
General Description of Registrant [Abstract]
Lowest Price or Bid	[9]			$ 16.28	$ 18.15	$ 18.97	$ 18.2	$ 16.55	$ 18.88	$ 18.86	$ 20.28	$ 19.61	$ 20	$ 21.86	$ 23.29
Highest Price or Bid	[9]			$ 18.7	$ 19.86	$ 20.49	$ 19.5	$ 19.3	$ 20.81	$ 21.1	$ 23.39	$ 23	$ 24.38	$ 24.08	$ 25.15
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10],[11]			(3.66%)	(2.46%)	(3.39%)	(13.60%)	(15.20%)	(8.12%)	(6.39%)	(0.70%)	(5.08%)	(6.88%)	(11.66%)	(12.55%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10],[11]			(16.13%)	(10.85%)	(10.56%)	(19.36%)	(27.28%)	(16.64%)	(16.33%)	(13.91%)	(19.07%)	(23.61%)	(19.80%)	(19.02%)
NAV Per Share	[11],[12]			$ 19.41	$ 20.36	$ 21.21	$ 22.57	$ 22.76	$ 22.65	$ 22.54	$ 23.56	$ 24.23	$ 26.18	$ 27.26	$ 28.76
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF COMMON STOCK
Please refer to Exhibit 4.7, “Description of Portman Ridge Finance Corporation’s Registered Securities,” to our most recent Annual Report on Form 10-K, which is incorporated by reference herein, for a description of our common stock. We urge you to read the applicable prospectus supplement and any related free writing prospectus that we may authorize to be provided to you related to any shares of our capital stock being offered. The number of outstanding shares of our common stock as of January 24, 2025 was 9,198,175
.

Security Title [Text Block]		COMMON STOCK
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF PREFERRED STOCK
In addition to shares of common stock, our charter authorizes the issuance of preferred stock. If we offer preferred stock under this prospectus, we will issue an appropriate prospectus supplement. We may issue preferred stock from time to time in one or more classes or series, without stockholder approval. Prior to issuance of shares of each class or series, our Board is required by Delaware law and by our charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Any such issuance must adhere to the requirements of the 1940 Act, Delaware law and any other limitations imposed by law.
The following is a general description of the terms of the preferred stock we may issue from time to time. Particular terms of any preferred stock we offer will be described in the prospectus supplement relating to such preferred stock.
If we issue preferred stock, it will pay dividends to the holders of the preferred stock at either a fixed rate or a rate that will be reset frequently based on short-term interest rates, as described in a prospectus supplement accompanying each preferred share offering.
You should note that any issuance of preferred stock must comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (1) immediately after issuance and before any cash dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, the liquidation preference of any preferred stock, together with all other senior securities, must not exceed an amount equal to 66
2
/
3
% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two full years or more. In addition, under the 1940 Act, shares of preferred stock must be cumulative as to dividends and have a complete preference over our common stock to payment of their liquidation preference in the event of a dissolution.
Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred
stock. For example, holders of preferred stock would vote separately from the holders of common stock on a proposal to cease operations as a BDC. We believe that the availability for issuance of preferred stock provides us with increased flexibility in structuring future financings and acquisitions. However, we do not currently have any plans to issue preferred stock.
For any class or series of preferred stock that we may issue, our Board will determine and the articles supplementary and prospectus supplement relating to such class or series will describe:

•	the designation and number of shares of such class or series;

•
the rate, whether fixed or variable, and time at which, and the preferences and conditions under which, any dividends will be paid on shares of such class or series, as well as whether such dividends are participating or non-participating;

•	any provisions relating to convertibility or exchangeability of the shares of such class or series, including adjustments to the conversion price of such class or series;

•	the rights and preferences, if any, of holders of shares of such class or series upon our liquidation, dissolution or winding up of our affairs;

•	the voting powers, if any, of the holders of shares of such class or series;

•	any provisions relating to the redemption of the shares of such class or series;

•	any limitations on our ability to pay dividends or make distributions on, or acquire or redeem, other securities while shares of such class or series are outstanding;
•	any conditions or restrictions on our ability to issue additional shares of such class or series or other securities;

•	if applicable, a discussion of certain U.S. federal income tax considerations; and

•	any other relative powers, preferences and participating, optional or special rights of shares of such class or series, and the qualifications, limitations or restrictions thereof.
All shares of preferred stock that we may issue will be identical and of equal rank except as to the particular terms thereof that may be fixed by our Board, and all shares of each class or series of preferred stock will be identical and of equal rank except as to the dates from which dividends, if any, thereon will be cumulative. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to any preferred stock being offered, as well as the complete articles supplementary that contain the terms of the applicable class or series of preferred stock.

Security Title [Text Block]		PREFERRED STOCK
SUBSCRIPTION RIGHTS [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SUBSCRIPTION RIGHTS
General
We may issue subscription rights to our stockholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing
or
receiving the subscription rights. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering. You should read the prospectus supplement related to any such subscription rights offering.
The applicable prospectus supplement would describe the following terms of subscription rights in respect of which this prospectus is being delivered:

•
the period of time the offering would remain open (which shall be open a minimum number of days such that all record holders would be eligible to participate in the offering and shall not be open longer than 120 days)

•	the title of such subscription rights;

•	the exercise price for such subscription rights (or method of calculation thereof);

•	the ratio of the offering (which, in the case of transferable rights, will require a minimum of three shares to be held of record before a person is entitled to purchase an additional share);

•	the number of such subscription rights issued to each stockholder;

•	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

•	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

•	the date on which the right to exercise such subscription rights shall commence, and the date on which such right shall expire (subject to any extension);

•	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

•	any termination right we may have in connection with such subscription rights offering; and

•	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.
Exercise Of Subscription Rights
Each subscription right would entitle the holder of the subscription right to purchase for cash such amount of shares of common stock at such exercise price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby. Subscription rights may be exercised at any time up to the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.
Subscription rights may be exercised as set forth in the prospectus supplement relating to the subscription rights offered thereby. Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we will forward, as soon as practicable, the shares of common stock purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.
Dilutive Effects
Any stockholder who chooses not to participate in a rights offering should expect to own a smaller interest in us upon completion of such rights offering. Any rights offering will dilute the ownership interest and voting power of stockholders who do not fully exercise their subscription rights. Further, because the net proceeds per share from any rights offering may be lower than our then current NAV per share, the rights offering may reduce our NAV per share. The amount of dilution that a stockholder will experience could be substantial, particularly to the extent we engage in multiple rights offerings within a limited time period. In addition, the market price of our common stock could be adversely affected while a rights offering is ongoing as a result of the possibility that a significant number of additional shares may be issued upon completion of such rights offering. All of our stockholders will also indirectly bear the expenses associated with any rights offering we may conduct, regardless of whether they elect to exercise any rights.

Security Title [Text Block]		SUBSCRIPTION RIGHTS
WARRANTS [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF WARRANTS
The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants. You should read the prospectus supplement related to any warrants offering.
We may issue warrants to purchase shares of our common stock, preferred stock or debt securities. Such warrants may be issued independently or together with shares of common stock, preferred stock or debt securities and may be attached or separate from such securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.
A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:

•	the aggregate number of such warrants;

•	the title of such warrants;

•	the price or prices at which such warrants will be issued;

•	the currency or currencies, including composite currencies, in which the price of such warrants may be payable;

•	if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;

•
in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which this principal amount of debt securities may be purchased upon such exercise;

•
in the case of warrants to purchase common stock or preferred stock, the number of shares of common stock or preferred stock, as the case may be, purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;

•	the date on which the right to exercise such warrants shall commence and the date on which such right will expire;

•	whether such warrants will be issued in registered form or bearer form;

•	if applicable, the minimum or maximum amount of such warrants which may be exercised at any one time;

•	if applicable, the number of such warrants issued with each security;

•	if applicable, the date on and after which such warrants and the related securities will be separately transferable;

•	information with respect to book-entry procedures, if any;

•	the terms of the securities issuable upon exercise of the warrants;

•	if applicable, a discussion of certain U.S. federal income tax considerations; and

•	any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.

We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.
Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including, in the case of warrants to purchase debt securities, the right to receive principal, premium, if any, or interest payments, on the debt securities purchasable upon exercise or to enforce covenants in the applicable indenture or, in the case of warrants to purchase common stock or preferred stock, the right to receive dividends, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.
Under the 1940 Act, we may generally only offer warrants provided that (1) the warrants expire by their terms within ten years; (2) the exercise or conversion price is not less than the current market value at the date of issuance; (3) our stockholders authorize the proposal to issue such warrants, and our Board approves such issuance on the basis that the issuance is in the best interests of us and our stockholders; and (4) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants at the time of issuance may not exceed 25.0% of our outstanding voting securities.

Security Title [Text Block]		WARRANTS
Debt Security [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR DEBT SECURITIES
We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to the series of debt securities being offered, as well as the complete indentures that contain the terms of the debt securities.
As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and the financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “
—Events of Default—Remedies if an Event of Default Occurs
.” Second, the trustee performs certain administrative duties for us with respect to the debt securities.
This section includes a description of the material provisions of the indenture. Any accompanying prospectus supplement will describe any other material terms of the debt securities being offered thereunder. Because this section is a summary, however, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities. A copy of the form of indenture is attached as an exhibit to the registration statement of which this prospectus is a part. We will file a supplemental indenture with the SEC in connection with any debt offering, at which time the supplemental indenture would be publicly available. See “
Available Information
” for information on how to obtain a copy of the indenture.
The prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered, including among other things:

•	the designation or title of the series of debt securities;

•	the total principal amount of the series of debt securities;

•	the percentage of the principal amount at which the series of debt securities will be offered;

•	the date or dates on which principal will be payable;

•	the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;

•	the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;

•	whether any interest may be paid by issuing additional securities of the same series in lieu of cash (and the terms upon which any such interest may be paid by issuing additional securities);

•	the terms for redemption, extension or early repayment, if any;

•	the currencies in which the series of debt securities are issued and payable;

•
whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;

•	the place or places of payment, transfer, conversion and/or exchange of the debt securities;

•	the denominations in which the offered debt securities will be issued (if other than $1,000 and any integral multiple thereof);

•	the provision for any sinking fund;

•	any restrictive covenants;

•	any Events of Default (as defined in “ Events of Default ” below);

•	whether the series of debt securities is issuable in certificated form;

•	any provisions for defeasance or covenant defeasance;

•	any special federal income tax implications, including, if applicable, federal income tax considerations relating to original issue discount;

•
whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);

•	any provisions for convertibility or exchangeability of the debt securities into or for any other securities;

•	whether the debt securities are subject to subordination and the terms of such subordination;

•	whether the debt securities are secured and the terms of any security interest;

•	the listing, if any, on a securities exchange; and

•	any other terms.
The debt securities may be secured or unsecured obligations. Under the provisions of the 1940 Act, we, as a BDC, are permitted to issue debt only in amounts such that our asset coverage, as defined in the 1940 Act, equals at least 150% after each issuance of debt, but giving effect to any exemptive relief granted to us by the SEC. For a discussion of risks involved with incurring ad ditio
nal leverage, see “
Item 1A. Risk Factors
” in our most recent Annual Report on Form
10-K,
as well as in any of our subsequent SEC filings. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available fun ds
.

Security Title [Text Block]		DEBT SECURITIES
Expenses on a $1,000 investment, assuming a 5% annual return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[13]	$ 236
Expense Example, Years 1 to 3	[13]	585
Expense Example, Years 1 to 5	[13]	816
Expense Example, Years 1 to 10	[13]	1,107
Expenses on a $1,000 investment, assuming a 5% annual return entirely from realized gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		245
Expense Example, Years 1 to 3		601
Expense Example, Years 1 to 5		831
Expense Example, Years 1 to 10		$ 1,113

[1]	In the event that the securities are sold to or through underwriters or agents, a corresponding prospectus or prospectus supplement will disclose the applicable sales load and other offering expenses to be borne by us and our stockholders.
[2]	If a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a transaction fee of $15.00 plus a $0.10 per share brokerage commission from the proceeds. The expenses of the dividend reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in the plan.
[3]	The prospectus supplement corresponding to each offering will disclose the applicable estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price.
[4]	Our base management fee, payable quarterly in arrears, is calculated at an annual rate of 1.50% of the Company’s gross assets, excluding cash and cash equivalents, but including assets purchased with borrowed amounts; provided, however, that the base management fee will be 1.00% of the Company’s average gross assets, excluding cash and cash equivalents, but including assets purchased with borrowed amounts, that exceed the product of (i) 200% and (ii) the value of the Company’s net asset value at the end of the most recently completed calendar quarter. The management fee reflected in the table is calculated by determining the ratio that the management fee bears to the Company’s net assets attributable to common stock (rather than its gross assets). The base management fees referenced in the table above are based on annualized amounts of the management fees incurred during the nine months ended September 30, 2024.
[5]	“Interest payments on borrowed funds” represent the Company’s annualized interest and financing costs as reflected in the consolidated statement of operations for the nine months ended September 30, 2024 with respect to our revolving credit facility, 18-2 secured notes as well as the Company’s outstanding unsecured notes. The costs associated with any outstanding indebtedness are indirectly borne by our common stockholders. The amount of leverage we employ at any particular time will depend on, among other things, the Board’s and our Adviser’s assessment of the market and other factors at the time at any proposed borrowing. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.
[6]	Our incentive fee consists of two parts: (1) a portion based on our pre-incentive fee net investment income, or the Income-Based Fee, and (2) a portion based on the capital gains received on our portfolio of securities on a cumulative basis for each calendar year, net of all realized capital losses and all unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gains fee, or the Capital Gains Fee. The Income-Based Fee is 17.50% of pre-incentive fee net investment income with a 7.00% hurdle rate. The Capital Gains Fee is 17.50% of capital gains computed net of all realized capital losses and gross unrealized capital depreciation.
[7]	“Acquired fund fees and expenses” are the indirect costs of investing in the Company’s joint ventures. The operating expenses in this fee table will not correlate to the expense ratio in the Company’s Financial Highlights because the financial statements include only the direct operating expenses incurred by the Company. Therefore, amounts may not agree with the Financial Highlights due to the inclusions in this table of Acquired Fund Fees and Expenses and certain other adjustments.
[8]	“Other expenses” represent the annualized amounts as reflected in the consolidated statement of operations for the nine months ended September 30, 2024, including payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by our Administrator.
[9]	Closing sales price as provided by the NASDAQ.
[10]	Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
[11]	Not determinable at the time of filing.
[12]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
[13]	Assumes we will not realize any capital gains computed net of all realized capital losses and gross unrealized capital depreciation in any of the periods indicated.